N-2	Nov. 18, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0002045371
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	811-24026
Document Type	N-2
Entity Registrant Name	Corient Registered Alternatives Fund
Entity Address, Address Line One	2 South Biscayne Boulevard
Entity Address, Address Line Two	Suite 3200
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	305-786-6577
Registered Closed-End Fund [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load paid by you (as a percentage of the offering price)	None
Early Repurchase Fee[1]	2.00%

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Annual Expenses [Table Text Block]
Annual Expenses (Percentage of Net Assets Attributable to Shares)
Management Fee[2]	1.25%
Adviser Incentive Fee[3]	0.00%
Subadviser Incentive Fee[4]	0.00%
Other Expenses[5]	0.72%
Acquired Funds Fees and Expenses[6]	0.53%
Total Annual Fund Operating Expenses	2.51%
Fee Waiver and/or Expense Reimbursements[7]	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	2.28%

Management Fees [Percent]	1.25%	[2]
Acquired Fund Fees and Expenses [Percent]	0.53%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.72%	[4]
Total Annual Expenses [Percent]	2.51%
Waivers and Reimbursements of Fees [Percent]	(0.22%)	[5]
Net Expense over Assets [Percent]	2.28%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$25.54	$78.52	$134.11	$285.45

Expense Example, Year 01	$ 25.54
Expense Example, Years 1 to 3	78.52
Expense Example, Years 1 to 5	134.11
Expense Example, Years 1 to 10	$ 285.45
Purpose of Fee Table , Note [Text Block]
The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares as a percentage of net assets attributable to common shares. Because the Fund has no operating history, these expenses are estimates.

Acquired Fund Fees Estimated, Note [Text Block]	$46.03
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENTS
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation and, to a lesser extent, income. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is not fundamental and may be changed by the Board without Shareholder approval.
Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternatives investments and investments with exposure to alternatives investments. For purposes of this policy, alternatives investments include, without limitation:
•
direct primary private equity investments and co-investments and secondary purchases of PE Assets, with such assets selected by the Subadviser in accordance with its co-investment policies and procedures;

•	unlisted BDCs and REITs;

•	private funds not registered as investment companies (hedge funds, private equity funds and private credit/debt funds); and

•	other registered investment companies, whether private or public, that invest in the above private markets investments.

The Fund may make investments both inside and outside of the United States. The Fund may utilize wholly-owned subsidiaries for investment purposes.
The Fund relies on an exemptive order from the SEC that permits it to, among other things, co-invest with certain affiliated persons of the Subadviser, subject to certain terms and conditions.
Over time, the Fund anticipates its various strategies to reflect, approximately, growth (50%), income (45%) and liquid (5%). All such approximate percentages are targets and not limits. Under certain circumstances, if needed to conduct repurchases, the Adviser anticipates that it would liquidate assets other than PE Assets. If so, the Fund could as a result become more heavily weighted in PE Assets.
The Fund may enter into interest rate, foreign exchange or other derivative agreements, including swaps, futures, forwards and options, to hedge interest rate and currency risk. The Fund may also enter into reverse repurchase agreements and dollar rolls.
The Fund’s investment strategies are not fundamental and may be changed by the Board without Shareholder approval.
The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries (“Subsidiary”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments also will refer to any Subsidiary’s investments. In determining which investments should be bought and sold for a Subsidiary, the Adviser will treat the assets of the Subsidiary as if the assets were held directly by the Fund. The financial statements of each Subsidiary will be consolidated with those of the Fund.
If the Fund uses one or more Subsidiaries to make investments they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries are wholly owned, they have the same investment strategies as the Fund. The Fund and its Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis. In addition, the Subsidiaries are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Adviser serves as investment adviser to the Fund and each Subsidiary, and the Subadviser may also serve in such role for a Subsidiary. The Subsidiaries comply with the provisions relating to affiliated transactions and custody of the 1940 Act, and will have the same custodian as the Fund.
Percentage Limitations
Compliance with any policy or limitation of the Fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value or investment rating of the Fund’s assets or if a Borrower or issuer distributes equity securities incident to the purchase or ownership of a loan or fixed-income instrument or in connection with a reorganization of a Borrower or issuer.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	All Shares are equal as to distributions, assets and voting privileges. Shares are not redeemable and have no preemptive, conversion or cumulative voting rights.
Security Liquidation Rights [Text Block]	In the event of liquidation, each Share is entitled to its proportion of the Fund’s assets after payment of debts and expenses.
Security Preemptive and Other Rights [Text Block]
The Fund’s Shareholders vote as a single class to elect the Fund’s Board and on additional matters with respect to which the 1940 Act, the Fund’s governing documents or resolutions adopted by the Trustees provide for a vote of the Fund’s Shares.

GENERAL INVESTMENT RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
GENERAL INVESTMENT RISKS
Fluctuations in Performance. The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies and Portfolio Funds that meet the Fund’s investment criteria, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.
Competition for Investment Opportunities. The Fund will compete for investments with other investment funds (including registered investment companies, private equity funds, mezzanine funds and collateralized loan obligation funds), as well as traditional financial services companies such as commercial banks, finance companies, business development companies, small business investment companies and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may strengthen. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund. These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure.
If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.
Money Market Instruments. The Fund may invest, for defensive purposes or otherwise, some or all of the Fund’s assets in high-quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. Money market instruments are high-quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
Non-Diversified. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company; however, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Concentration of Investments. There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested (i) in any one geography, (ii) in any one Portfolio Fund, (iii) in Portfolio Funds managed by a particular Portfolio Fund manager or its affiliates, (iv) indirectly in any single industry or (v) in any issuer, except that the Fund may not invest 25% or more of the value of its total assets in the securities of issuers that the Adviser determines are engaged in a single industry. In addition, a Portfolio Fund’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated as to managers, geographies, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs.
Restricted and Illiquid Investments. The Fund generally may invest a portion of the value of its total assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments are any investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment.
Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Adviser or the Subadviser may be permitted to sell a security under an effective registration statement. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. The Adviser may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.
In addition, the Fund’s interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Portfolio Fund pursuant to limited withdrawal rights. In general, most of the Portfolio Funds in which the Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock-up provisions under which the Fund may not withdraw capital for a specified period after the date of its contribution. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Fund may suspend, limit or delay the right of its investors, such as the Fund, to withdraw capital. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time.
Co-Investment Risk. Direct investing alongside one or more other parties in an investment (i.e., as a co-investor) involves risks that may not be present in investments made by lead or sponsoring private equity investors. As a co-investor, the Fund may have interests or objectives that are inconsistent with those of the lead private equity investors that generally have a greater degree of control over such investments.
In addition, in order to take advantage of direct investment opportunities as a co-investor, the Fund generally will be required to hold a non-controlling interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private equity fund offering the direct investment, on a co-investor basis, to the Fund. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and the Fund’s investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.
In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers. direct investments made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third-party partners or co-venturers. There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund’s interests.
Risks Relating to Accounting, Auditing and Financial Reporting. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. generally accepted accounting principles (“GAAP”), the assets, liabilities, profits and losses appearing in published financial statements of the Fund investments may not reflect their financial position or operating results as they would be reflected under GAAP. Accordingly, the NAV of the Fund published from time-to-time may not accurately reflect a realistic value for any or all of the investments.
Certain Fund investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the NAV of the Fund.
Legal and Regulatory Constraints. The Fund is subject to numerous constraints on its operations under both the 1940 Act and the Code. For example, qualification for U.S. federal income taxation as a RIC requires satisfaction of source-of-income, diversification and distribution requirements. These constraints, among others, may hinder the Adviser’s ability to take advantage of attractive investment opportunities and to achieve the Fund’s investment objective.
Quantitative Mathematical Models, Machine Learning and Artificial Intelligence. To the extent the Adviser relies on quantitative mathematical models, artificial intelligence selection models, or machine learning techniques, to manage the Fund’s portfolio, investments are subject to the limitations of the design of the model as well as the risk of potential failure of the Adviser or the Subadviser to construct a portfolio consistent with the model’s outputs. The Fund may also be subject to the risks of errors in coding the model and inaccuracies in data supporting the model. Some of the machine learning techniques and artificial intelligence selection models used by the Adviser are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses.
In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

MANAGEMENT RISKS [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
MANAGEMENT RISKS
Dependence on the Adviser. The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Fund investments and, in doing so, has no responsibility to consult with any Shareholder. The ability to achieve the Fund’s investment objective depends on the Adviser’s ability to identify, analyze and make portfolio investments that meet the Fund’s investment criteria. Accomplishing this result on a cost-effective basis is largely a function of the Adviser’s structuring of the investment process and their ability to provide competent, attentive and efficient services to the Fund. There can be no assurance that the Adviser will be successful in making portfolio investments that meet the Fund’s investment criteria, or that the Fund will achieve its investment objective. In addition, if the Fund’s assets were to significantly decrease and the Expense Limitation Agreement is not renewed, expenses will be higher than expected. It may be difficult to implement the Fund’s strategy unless the Fund maintains a meaningful amount of assets. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
The Adviser also currently manages other pooled investment vehicles in which the Fund has no economic interest. Managing other pooled investment vehicles requires the time of the Adviser’s professionals, and may distract them or slow the rate of investment in the Fund. Even if the Fund is able to grow and build upon its investment operations, any failure to manage growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The Fund’s results depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if the Fund cannot successfully operate its business or implement the Fund’s investment policies and strategies as described herein, it could negatively impact the ability to make distributions.
Performance-Based Compensation. The Fund will pay and the Portfolio Fund managers generally also will receive performance-based compensation. The performance-based compensation that will be received by the Adviser may create an incentive for the Adviser to make investments that are riskier or more speculative than those that might have been made in the absence of the performance-based compensation. In addition, because the performance-based compensation will be calculated on a basis that includes realized and unrealized appreciation of the Fund’s assets, the performance-based compensation may be greater than if it were based solely on realized gains.
Management Fee. The Management Fee is payable regardless of whether the NAV of the Fund or a particular Shareholder’s investment declines. As a result, the Fund will owe the Management Fee regardless of whether the Fund incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal period for which the Management Fee is paid.
Transactions with Affiliates. Affiliates of the Adviser or the Subadviser engage in financial advisory activities that are independent from, and may from time-to-time conflict with, those of the Fund. In the future, there may be instances in which the interests of such affiliates conflict with the interests of the Fund. Affiliates of the Adviser or the Subadviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund’s investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may co-invest with the Fund in certain transactions. The Fund relies upon exemptive relief by the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by the Subadviser or certain of its affiliates, subject to certain conditions, including (i) that a majority of the Trustees who have no financial interest in the co-investment transaction and a majority of the Trustees who are not “interested persons,” as defined in the 1940 Act, approve the co-investment and (ii) that the price, terms and conditions of the co-investment for the Fund will not be on a basis different from, or less advantageous than, the price, terms and conditions for each other fund participating pursuant to the exemptive relief. A copy of the Subadviser’s application for exemptive relief, including all of the conditions, and the related order on which the Fund relies are available on the SEC’s website at http://www.sec.gov. In addition, affiliates of the Adviser, the Subadviser or their respective clients may themselves invest in securities that would be appropriate for the Fund’s investments and may compete with the Fund investments for investment opportunities. The Fund may invest in entities that are affiliates of or are managed by the Adviser or the Subadviser, including in respect of which it or its affiliates may receive investment management, advisory or other fees, in addition to those payable by the Fund. The Adviser, the Subadviser or their respective affiliates may earn fees from Fund investments or the Fund for the provision of advice on mergers, acquisitions, add-on acquisitions, re-financings, public offerings, sales and similar transactions.
Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

PORTFOLIO COMPANY RISKS [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
PORTFOLIO COMPANY RISKS
Nature of Portfolio Companies. The Fund’s investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.
Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Adviser and its agents perform due diligence on these Portfolio Companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Portfolio Companies in which the Fund invests. Furthermore, there can be no assurance that the information obtained with respect to any investment is reliable. The Fund will invest in Portfolio Companies for which current, up-to-date financial information is not available if the Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders.
Issuer and Non-Issuer Transactions. The Fund may acquire its investments through both issuer and non-issuer transactions. In the case of a non-issuer transaction, the Fund would purchase securities from an issuer’s existing shareholders (either directly or by means of a secondary market). In many cases, the price that the Fund must pay to acquire securities in a non-issuer transaction may exceed the price that the Fund would have paid if it were able to have acquired such securities directly from the issuer. Furthermore, in the event of a non-issuer transaction, there is no guarantee that the Fund will accede to the same rights (e.g., information rights, voting rights and right of first refusal, etc.) as the selling shareholder.
Control Positions. The Fund (in the case of direct investments) and the Portfolio Funds may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.
Limited Control. In cases where the Fund does not take controlling equity positions in Portfolio Companies, the Fund will be subject to the risk that a Portfolio Company may make business decisions with which the Adviser disagrees, and the stockholders and management of a Portfolio Company may take risks or otherwise act in ways that are adverse to the Fund’s interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in Portfolio Companies may have interests that differ from that of the Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of the Fund’s investment in the Portfolio Company. Due to the lack of liquidity for Portfolio Companies, the Fund may not be able to dispose of its investments in the event the Adviser disagrees with the actions of a Portfolio Company or its substantial shareholders, and may therefore suffer a decrease in the value of the Fund’s investments.
Uncertain Valuation. The Fund’s portfolio investments are generally not in publicly traded securities (unless a Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). Under the 1940 Act, for investments for which there are no readily available market quotations, including securities available on alternative trading systems and other private secondary markets, such securities are valued at fair value monthly as determined in good faith by the Adviser under consistently applied policies and procedures approved by the Board in accordance with GAAP. The Adviser may consult with the Subadviser in carrying out its responsibilities as valuation designee. In connection with the determination of fair value, the Adviser prepares Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts, if available. The Adviser may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of the Fund’s portfolio investments that are not publicly traded or for which there are not readily available market quotations. The types of factors that the Adviser will take into account in providing a fair value determination with respect to such Portfolio Company valuation will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, fair market value determinations with respect to any non-publicly traded Portfolio Company investment may cause the Fund’s NAV on a given date to materially understate or overstate the value that may ultimately be realized on one or more of the Fund’s investments. As a result, investors purchasing Shares based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their Shares than the value of the Fund’s investments might warrant.
Investments in Middle-Market Companies. Investing in middle-market companies involves a number of significant risks, including:
•
they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Portfolio Company and, in turn, the Fund;

•
there is typically little public information that exists about these companies, and the Fund will rely on the ability of the Adviser’s investment professionals and third parties to obtain adequate information to evaluate the potential returns from investing in these companies. If they are unable to uncover all material information about these companies, the Fund may not make an informed investment decision and may lose money on its investments;

•
they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Adviser and its investment personnel may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in the Portfolio Companies; and

•	they may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Limited Number of Portfolio Companies. To the extent the Fund limits the number of investments, the aggregate returns the Fund realizes may be significantly adversely affected if a small number of investments perform poorly or if the Adviser needs to write down the value of any one investment. Subject to RIC asset diversification requirements, requirements as a diversified investment company and the Fund’s concentration policy, investments could be focused on relatively few issuers. As a result, a downturn in any particular industry in which a significant number of Portfolio Companies operate could materially adversely affect the Fund.
Lock-Up Provisions. Even if some of the Portfolio Companies complete initial public offerings, the Fund will often be subject to lock-up provisions that prohibit the Fund from selling its investments into the public market for specified periods of time after an initial public offering, typically one hundred and eighty (180) days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an initial public offering.
Complex Capital Structures. Certain private companies frequently have much more complex capital structures than traditional publicly traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Fund has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Fund’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the loss of all or part of the Fund’s investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

CREDIT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
CREDIT-RELATED RISKS
Debt Securities Generally. The Fund may invest in fixed income securities and other debt securities, directly or through its investments in Portfolio Funds. Certain of these securities may be unrated by a recognized credit-rating agency or below investment grade, which are subject to greater risk of loss of principal and interest than higher-rated debt securities. The Fund may invest in debt securities that rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may invest in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund will therefore be subject to credit and liquidity risks, including the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. In addition, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. Investment in a debt instrument will normally involve the assumption of interest rate risk.
Credit and Counterparty Risk. There is a risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of an underlying fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. If an underlying fund invests in fixed-income securities, it will be subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing such underlying fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called non-investment grade bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
In addition, the Fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While Adviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Use of Collateral. Collateral for credit investments may include a wide range of assets, including, but not limited to, assets and/or net income of companies, real estate, revenue streams, equity interests, fund interests, royalties of various types, rights to litigation proceeds, trade receivables, and derivative exposure to loans. To the extent the Fund invests in loans based partly upon the adequacy of the borrower’s collateral, an incorrect valuation of such collateral may result in unforeseen losses. The inherent uncertainty of the value of collateral may result in values that differ significantly from the values that can ultimately be obtained for such collateral. Even if collateral is initially valued correctly, changes in market conditions, regulations or other circumstances, or changes directly related to such collateral, may materially adversely affect the value thereof. In addition, there can be no assurance that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment.
Under certain circumstances, collateral securing an investment may be released without the consent of the lender. Moreover, the lender’s security interest (with respect to investments in secured debt) may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the Fund may not have priority over other creditors as anticipated. First priority lien investments made by the lender may, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower. The Fund may also invest in second-lien debt, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured instruments each of which involves a higher degree of risk than senior first-lien secured debt, including the re-use and subsequent loss of collateral by the borrower. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of senior lenders (with respect to some or all of the assets of an issuer in which the Fund invests). Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the ability of the issuer to repay the principal in respect of the Fund’s investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
The terms of any derivative hedging arrangements entered into by the Fund may provide that related collateral given to, or received by, the Fund may be pledged, lent, re-hypothecated or otherwise re-used by the collateral taker for its own purposes. If collateral received by the Fund is reinvested or otherwise re-used, the Fund is exposed to the risk of loss on that investment. Should such a loss occur, the value of the collateral will be reduced and the Fund will have less protection if the counterparty defaults. Similarly, if the counterparty reinvests or otherwise re-uses collateral received from the Fund and suffers a loss as a result, it may not be in a position to return that collateral to the Fund should the relevant transaction complete, be unwound or otherwise terminate and the Fund is exposed to the risk of loss of the amount of collateral provided to the counterparty.
Loans Generally. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.
Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value.
The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.
In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Second Lien Loans. The Fund may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, which may limit their ability to amend its loan documents, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings relating to borrowers, which can materially affect recoveries.
Lower Credit Quality Loans. There are no restrictions on the credit quality of the loans that may be held in the Fund’s portfolio. Loans arranged or purchased by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that the Fund may acquire have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than higher-quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better-quality loans.
Prepayment. Loans are generally prepayable in whole or in part at any time at the option of the obligor at par plus accrued and unpaid interest thereon, and occasionally plus a prepayment premium. Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.
Maturity. The Fund may invest in loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.
Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.
Other Lending Risks. The value of investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. The Adviser may attempt to minimize this risk by maintaining low loan-to-liquidation values with a loan and the collateral underlying the loan. However, there can be no assurance that the value assigned by the Adviser or the Subadviser to collateral underlying a loan can be realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, some loans may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation affiliated with the borrower. The amount realizable with respect to a loan may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting loans may fluctuate. In addition, active lending/origination by the Fund may subject it to additional regulation, as well as possible adverse tax consequences to investors therein. There is no assurance that the Adviser will be able to sufficiently minimize such risk. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of and subsequently liquidating various types of collateral.

RISKS RELATED TO PORTFOLIO FUNDS [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISKS RELATED TO PORTFOLIO FUNDS
Fund of Funds Risk. The Fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying fund’s performance, expenses, and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. Portfolio Funds will be subject to other risks that are not included in this Confidential Private Placement Memorandum. These unlisted risks could lead to financial exposure for the Fund and the Shareholders.
The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. In addition, the Portfolio Fund managers could materially alter their investment strategies from time to time without notice to the Fund. In this respect, the Fund will rely on the expertise and skill of the Portfolio Fund managers and will generally have no ability to participate in the management and control of those funds. There can be no assurance that the Portfolio Fund managers will be able to select or implement successful strategies or achieve their respective investment objectives.
Portfolio Funds not Registered. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Portfolio Fund managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.
The Portfolio Funds generally are excepted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.
In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund manager to its own use. There can be no assurance that the Portfolio Fund managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund managers will be protected.
Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.
Non-Diversified Portfolio Funds. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.
Portfolio Fund Illiquidity. The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.
Portfolio Fund Operational Opacity. The Adviser does not control the investments or operations of the Portfolio Funds. A Portfolio Fund manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund investments will not be fraudulent, inaccurate or incomplete.
Portfolio Fund Valuation. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund managers. In this regard, a Portfolio Fund manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved the Adviser as the valuation designee, subject to the oversight of the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund investments, as the value of the Fund investments will affect the Adviser’s compensation. Moreover, although the Adviser will periodically review Portfolio Fund managers’ valuation methods and inputs, including at initial purchase, the Adviser will not generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund managers.
A Portfolio Fund manager’s information could be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser or the Subadviser may, as applicable and in its sole discretion, determine to discount the value of the interests or value them at zero.
Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund managers could have a material adverse effect on the Fund if the Portfolio Fund manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.
Multiple Levels of Fees and Expenses. Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.
Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund managers of the Portfolio Funds will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund managers. The performance-based compensation received by a Portfolio Fund manager also may create an incentive for that Portfolio Fund manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.
Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote. To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests.
There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.
Limitations on Ability to Invest in Portfolio Funds. Certain Portfolio Fund managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund managers typically endeavor not to undertake to manage more capital than such Portfolio Fund manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser or the Subadviser may wish to allocate to such Portfolio Fund manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund manager.
In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.
Consortium or Offsetting Investments. The Portfolio Fund managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund managers selected by the Adviser or the Subadviser may be competing with each other for investments in one or more markets.
Registered Funds Risk. The Fund may invest in affiliated, registered investment companies. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. The Fund, as a holder of securities issued by affiliated investment companies, will bear its pro rata portion of such investment company’s operating expenses. These operating expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. The Fund will waive management fees to avoid duplication of management fees charged by the Fund and the affiliated investment companies held by the Fund.
Investments in Special Purpose Vehicles. The Fund may invest in SPVs and similar investment structures that invest in Portfolio Companies. As an investor in an SPV or similar investment structure, the Fund would receive distributions on its interest in accordance with the governing documents of the SPV or similar investment structure, as applicable. This structure is intended to enhance the ability of the Fund to gain exposure to Portfolio Companies. The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. In addition, the Fund will have no direct claim against any Portfolio Company held by an SPV or similar investment structure.
Portfolio Funds’ Underlying Investments. The investments made by the Portfolio Funds entail a high degree of risk and in most cases are highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
Regulatory Changes Affecting Private Equity Funds. The legal, tax and regulatory environment for private equity funds is evolving, and it is possible that any future changes may materially adversely affect the ability of Portfolio Funds to pursue their investment strategies. In recent years, there has been increased scrutiny of the private equity industry by regulators, self-regulatory bodies and legislatures, and it is possible that in the future such groups both in the U.S. and in non-U.S. jurisdictions may consider changes to the regulations applicable to private equity funds. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Portfolio Funds; the Portfolio Fund managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be.
Additionally, the SEC has adopted and enacted, and may continue to propose, significant rules that will impact the business of the Portfolio Funds and the Portfolio Fund managers. Such rulemaking has impacted, and may continue to impact, the Portfolio Fund managers, their affiliates and the Portfolio Funds. Significant time and resources may be required to comply with any new regulations, which potentially will detract from the time and resources dedicated to the Portfolio Funds and result in increased costs borne by the Portfolio Funds.
Any regulatory changes that adversely affect a Portfolio Fund’s ability to implement its investment strategies could have a material adverse impact on the Portfolio Fund’s performance, and thus on the Fund’s performance.
In-Kind Distributions From Portfolio Funds. The Fund may receive in-kind distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable, and the Fund may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities.

OTHER INVESTMENTS [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
OTHER INVESTMENTS
Business Development Companies. The Fund may invest in private BDCs and publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income distributed to their shareholders, provided they comply with the applicable requirements of the Code.
Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its private BDC investments.
Real Estate. Investments REITs or real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses, default risk of tenants and borrowers, the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a REIT or a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Finally, private REITs are not traded on a national securities exchange. As such, these products are generally illiquid. This reduces the ability of a Fund to redeem its investment early. Private REITs are also generally harder to value and may bear higher fees than public REITs.
Secondary Investments. The Fund may make secondary investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds (and not from the Portfolio Fund itself). In such instances, as the Fund will not be acquiring such interests directly from the Portfolio Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of secondary investment opportunities that will be presented to the Fund.
In addition, valuation of secondary investments in Portfolio Funds may be difficult, as there generally will be no established market for such investments or for the privately held portfolio companies in which such Portfolio Funds may own securities. The acquisition price paid by the Fund generally will not be identical to the subsequent fair value of the secondary investment, which may be, at times, higher or lower than such acquisition price. Moreover, the purchase price of secondary investments in such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its secondary investments, the structure of such acquisitions and the overall success of the Portfolio Fund.
There is significant competition for secondary investments. Many institutional investors, including fund-of-funds entities, as well as existing investors of Portfolio Funds may seek to purchase secondary investments of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Portfolio Fund managers also may be partial to secondary investments being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify secondary investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such secondary investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such secondary investments.
At times, the Fund may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those secondary investments which the Adviser considers (for commercial, tax, legal or other reasons) less attractive.
In the cases where the Fund acquires an interest in a Portfolio Fund through a secondary investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.

TAX RISKS [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
TAX RISKS
Failure to Qualify as a RIC. If the Fund failed to satisfy the annual source of income test or the diversification tests for any quarter of a taxable year, the Fund might nevertheless continue to qualify as a RIC for such year if certain relief provisions of the Code applied (which might, among other things, require the Fund to pay certain corporate-level U.S. federal taxes or to dispose of certain assets). If the Fund failed to qualify for treatment as a RIC and such relief provisions did not apply, the Fund would be subject to U.S. federal income tax on all of its net taxable income at regular corporate U.S. federal income tax rates (and the Fund also would be subject to any applicable state and local taxes), regardless of whether the Fund made any distributions to Shareholders. The Fund would not be able to deduct distributions to its Shareholders, nor would the Fund be required to make distributions to its Shareholders for U.S. federal income tax purposes. Any distributions the Fund made generally would be taxable to its U.S. Shareholders as ordinary dividend income and, subject to certain limitations under the Code, would be eligible for the 20% maximum U.S. federal income tax rate applicable to individuals and other non-corporate U.S. Shareholders, to the extent of the Fund’s current or accumulated earnings and profits. Subject to certain limitations under the Code, U.S. Shareholders that are corporations for U.S. federal income tax purposes would be eligible for the dividends-received deduction, with respect to such amounts. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the Shareholder’s adjusted tax basis in its Shares, and any remaining distributions would be treated as a capital gain.
Subject to a limited exception applicable to RICs that qualified as such under Subchapter M of the Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund could be subject to U.S. federal income tax on any net built-in gains in the assets held by it at the time of its re-qualification as a RIC that are recognized during the 5-year period after such requalification, unless it made a special election to pay corporate-level U.S. federal income tax on such net built-in gains at the time of its requalification. The Fund may decide to be taxed as a regular corporation (thereby becoming subject to U.S. federal income and other taxes as set forth above) even if it would otherwise qualify as a RIC if it determines that treatment as a corporation for a particular year would be in its best interests.
Difficulty Meeting RIC Distribution Requirement. For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment-in-kind (“PIK”) interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.
The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.
Tax Laws Subject to Change. It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisors with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

FUND-LEVEL RISKS [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
FUND-LEVEL RISKS
No Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. The Fund is subject to all the business risks and uncertainties associated with any new business.
Limited Liquidity. The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder’s option. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s investments are generally illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
Changes in U.S. Law. Changes in the state and U.S. federal laws applicable to the Fund, including changes to state and U.S. federal tax laws, or applicable to the Adviser, the Subadviser and other securities or instruments in which the fund may invest, may negatively affect the Fund’s returns to Shareholders. The Fund may need to modify its investment strategy in the future in order to satisfy new regulatory requirements or to compete in a changed business environment.
Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on those Shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund may increase, which would tend to further reduce returns to the holders of Shares. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as debt securities and preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund’s investments in debt securities and preferred securities means that the NAV and market price of the Shares will tend to decline if market interest rates rise. In addition, the longer the average maturity of the Fund’s portfolio of debt securities, the greater the potential impact of rising interest rates on the value of the Fund’s portfolio and the less flexibility the Fund may have to respond to the decreasing spread between the yield on its portfolio securities.
During periods of declining interest rates, an issuer may exercise its option to prepay principal of debt securities or to redeem preferred securities earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk. Recent and potential future changes in government monetary policy may affect the level of interest rates.
In response to certain serious economic disruptions, governmental authorities and regulators typically respond with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the Fund’s uninvested cash.
Economic and Market Events Risk. Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; bank failures; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses if interest rates were to rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (“Fed”) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise, and could cause the value of a Fund’s investments, and the Fund’s NAV to decline, potentially suddenly and significantly. As a result, the Fund may experience higher levels of repurchase requests and, as a result, increased portfolio turnover, which could increase the costs that the Fund incurs and may negatively impact the Fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the Fund.
Political turmoil within the United States and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the United States renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (“UK”) left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may be affected, which may reduce the Fund’s performance. Further, inflation may lead to a rise in interest rates, which may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Natural Disasters, Epidemics and Pandemics, and Terrorist Attacks. The Fund is subject to risks associated with the consequences of natural disasters (e.g., fire, flood, earthquake, storm and hurricane), epidemics, pandemics and other outbreaks of serious contagious diseases, terrorist attacks (or the fear of or the precautions taken in anticipation of such attacks), and other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared). Since 2003, the world has seen a number of outbreaks of new viral illnesses of varying severity, including but not limited to Severe Acute Respiratory Syndrome (SARS), Middle East Respiratory Syndrome (MERS), the H1N1 Flu (Swine Flu), and COVID-19 caused by the Coronavirus known as SARS–CoV-2. The responses to these outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be.
The occurrence of a natural disaster, epidemic, terrorist attacks or other acts of war have the potential to cause severe disruptions in the economies and financial markets of many industries, countries and regions (even beyond the site of the natural disaster, epidemic or attack) in which the Fund invests, leading to or extending regional or global economic downturns. The impact of such events, including COVID-19 may be short term or may last for an extended period time, could result in a substantial economic downturn, or exacerbate other pre-existing economic, social, and political risks, including the worldwide economy as well as economies of individual countries, or could result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, resulting in substantial or total losses of investment and illiquidity, as well as interrupting the business continuity and operations of the Adviser and the Subadviser. A climate of uncertainty, including the contagion of infectious viruses or diseases, may also reduce the availability of potential investment opportunities, impair the ability to monitor and evaluate existing investments, cause substantial illiquidity in the marketplace, and reduce the accuracy of financial projections and valuations of the Fund’s portfolio. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the offices of the Fund’s service providers could severely impair the Fund’s activities.
Non-U.S. Investments Risk. The Fund, either directly through direct investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.
Additional risks of non-U.S. investments include but are not limited to: (i) economic dislocations in the host country; (ii) less publicly available information; (iii) less well-developed regulatory institutions; and (iv) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.
Emerging Markets Investments Risk. The Fund may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
International trade tensions may arise from time to time that could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Although the Adviser expects that most of the Fund’s investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.
Cybersecurity, Operational and Data Protection Risk. With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Fund and the Fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the Fund. Information and technology systems relied upon by the Fund, the Adviser, the Subadviser, any service providers (including, but not limited to, accountants, custodians, transfer agents, administrators, placement agents and other financial intermediaries) and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. Although measures to manage risks relating to these types of events have been implemented, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, the Subadviser, service providers and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors), misuse of confidential or proprietary information, and theft of assets. The failure of these systems, including cyber-events, have the potential to affect materially the Fund and the Adviser’s relationships with accounts, Shareholders, clients, customers, employees, products, and service providers. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with such system failures and cyber-events. Such a failure could cause reputational harm subjecting such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance. There is no guarantee that the Fund will be able to prevent or mitigate the impact of system failures or cyber-events.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect the Fund’s ability to conduct business, in particular if the Fund or the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund or the Fund’s employees and the employees of their service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
The Fund is exposed to operational risk arising from a number of factors, including, but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failure or inadequate processes and technology or system failures.

LIMITS OF RISK DISCLOSURE [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
LIMITS OF RISK DISCLOSURE
The above discussions relating to various risks associated with the Fund, Fund investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Confidential Private Placement Memorandum and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Confidential Private Placement Memorandum.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Segall Bryant & Hamill, LLC
Entity Address, Address Line Two	c/o Corient
Entity Address, Address Line Three	c/o Corient 2 South Biscayne BoulevardSuite 3200
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
Contact Personnel Name	Scott Akins
Adviser Incentive Fee [Member]
Other Transaction Expenses [Abstract]
Incentive Fees [Percent]	0.00%	[6]
Subadviser Incentive Fee [Member]
Other Transaction Expenses [Abstract]
Incentive Fees [Percent]	0.00%	[7]

[1]
[1] If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than two (2) years, then such repurchase will be subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held longest first.

[2]	The Adviser is paid a Management Fee and compensates the Subadviser from the Management Fee. The Fund pays the Management Fee quarterly at the annual rate of 1.25% of the average monthly value of the net assets of the Fund (the “Management Fee”), calculated and accrued monthly as of the last business day of each month.
[3]	Acquired Fund Fees and Expenses (“AFFE”) include the fees and expenses of underlying investment funds (i.e., other investment companies and private funds) in which the Fund invests. AFFE are based on estimated amounts for the current fiscal year and may change significantly over time. AFFE reflects an underlying investment fund’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses but do not include any performance fees that are calculated solely upon the realization and/or distribution of gains, or the sum of the realization and/or distribution of gains and unrealized appreciation of assets distributed in-kind). The indirect fees and expenses of the private funds typically range from 0.50% to 3.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the private funds. Certain private funds may charge investors (such as the Fund) incentive allocations or fees on performance over a specific period. Such percentage typically ranges from 10% to 20% although it is possible that such range may be exceeded for certain private funds managers. AFFE in the future may be substantially higher or lower because the performance fees paid to some private funds may fluctuate over time. The amounts charged by the underlying investment funds are not paid to the Adviser and represent the costs incurred indirectly by investing in the investment funds. The “Total Annual Fund Operating Expenses” line item disclosed above will differ significantly from the ratio of expenses to average net assets (i.e., the Fund’s expense ratio) that is included in the financial statements in the Fund’s annual report because (a) the Fund’s financial statements will depict the Fund’s expenses and (b) the Fund’s financial statements will not include the portion of AFFE that represent costs incurred at the investment fund level, as required to be disclosed in the above table.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include the Fund’s operating expenses, including transfer agency fees, administration fees, custody fees, professional fees, offering costs and other operating expenses including co-investment fees and wholly-owned subsidiary expenses (if any).
[5]	Through the first anniversary of the Fund’s commencement of operations, the Adviser agrees to reimburse the Fund’s initial organizational and offering costs incurred prior to launch, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis exceed 1.75% of the month-end NAV of the Fund.
The Expense Limitation Agreement excludes (a) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes and brokerage costs, (b) acquired fund fees and expenses, (c) the Fund’s proportionate share of expenses related to direct investments, (d) litigation and extraordinary expenses, (e) the Adviser Incentive Fee, (f) any subadvisory fees (including incentive fees) payable to or expenses of the Fund’s Subadviser, and (g) any placement fees.
The Adviser shall be permitted to recover fees and expenses it has waived or borne subsequent to the effective date of this letter agreement (whether through reduction of its management fee or otherwise) (an “Adviser Recoupment”) in later periods subject to the conditions that: (a) the Fund is not obligated to pay any such reimbursed fees or expenses more than three (3) years after the date on which the fee or expense was borne by the Adviser, and (b) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the applicable expense cap. For the avoidance of doubt, the Subadviser shall not be party to any Expense Limitation Agreement and the fees and expenses of the Subadviser shall not be subject to any waiver, deferral or limitation of any kind.

[6]	The Fund will pay the Adviser Incentive Fee if certain targets are met. The Adviser Incentive Fee is described below under “Management of the Fund – Advisory Agreement”. The Fund may have gains that could result in the payment of an Adviser Incentive Fee during certain periods. However, the Adviser Incentive Fee is based on the Fund meeting certain targets and will not be paid unless the Fund achieves those targets. See “Management of the Fund – Advisory Agreement” for a full explanation of how the Adviser Incentive Fee is calculated.
[7]	The Fund will pay the Subadviser an incentive fee on the portion of Fund assets managed by the Subadviser if certain targets are met. The Subadviser Incentive Fee is described below under “Management of the Fund – Subadvisory Agreement”. The Fund may have gains in the portion of the Fund’s portfolio managed by the Subadviser that could result in the payment of a Subadviser Incentive Fee to the Subadviser during certain periods. However, the Subadviser Incentive Fee is based on the portion of the Fund’s portfolio managed by the Subadviser meeting certain targets and will not be paid unless that portion of the Fund achieves those targets. See “Management of the Fund – Subadvisory Agreement” for a full explanation of how the Subadviser Incentive Fee is calculated.